Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000161356 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000161356 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000161356 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161356 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161356 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161356 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161356 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161356 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161356 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161356 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161356 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161356 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000161356 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000161356 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000161356 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000161356 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161356 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161356 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161356 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161356 | Future
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161356 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161356 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
C000161358 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000161358 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000161358 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161358 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161358 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161358 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161358 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161358 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161358 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161358 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161358 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161358 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000161358 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000161358 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000161358 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000161358 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161358 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161358 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161358 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161358 | Future
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161358 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161358 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
C000161359 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000161359 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000161359 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161359 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161359 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161359 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161359 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161359 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161359 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161359 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161359 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161359 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000161359 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000161359 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000161359 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000161359 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161359 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161359 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161359 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161359 | Future
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161359 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161359 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
C000127572 | Banks
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127572 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127572 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127572 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127572 | Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127572 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127572 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127572 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127572 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127572 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127572 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000127572 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127572 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000127572 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000127572 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127574 | Banks
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127574 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127574 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127574 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127574 | Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127574 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127574 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127574 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127574 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127574 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127574 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000127574 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127574 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000127574 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000127574 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127575 | Banks
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127575 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127575 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127575 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127575 | Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127575 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127575 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127575 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127575 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127575 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127575 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000127575 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127575 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000127575 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000127575 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127576 | Banks
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127576 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127576 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127576 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127576 | Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127576 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127576 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127576 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127576 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127576 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127576 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000127576 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127576 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000127576 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000127576 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127611 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000127611 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000127611 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000127611 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127611 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127611 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127611 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000127611 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127611 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127611 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127611 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127611 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127611 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127611 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000127613 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000127613 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000127613 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000127613 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127613 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127613 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127613 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000127613 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127613 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127613 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127613 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127613 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127613 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127613 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000127614 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000127614 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000127614 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000127614 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127614 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127614 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127614 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000127614 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127614 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127614 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127614 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127614 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127614 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127614 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000127610 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000127610 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000127610 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000127610 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127610 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127610 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127610 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000127610 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127610 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127610 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127610 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127610 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127610 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127610 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000127615 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127615 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127615 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000127615 | Software
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000127615 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000127615 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000127615 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127615 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127615 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127615 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127615 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127615 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127615 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000127615 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000127617 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127617 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127617 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000127617 | Software
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000127617 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000127617 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000127617 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127617 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127617 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127617 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127617 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127617 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127617 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000127617 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000127618 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127618 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127618 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000127618 | Software
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000127618 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000127618 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000127618 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127618 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127618 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127618 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127618 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127618 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127618 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000127618 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000127619 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127619 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127619 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000127619 | Software
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000127619 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000127619 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000127619 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127619 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127619 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127619 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127619 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127619 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127619 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000127619 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000120179 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120179 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120179 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120179 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000120179 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120179 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120179 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120179 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120179 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120179 | Media
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120179 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120179 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000120179 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000120179 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000120179 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120179 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120179 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120179 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000120179 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120179 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120179 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000120181 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120181 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120181 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120181 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000120181 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120181 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120181 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120181 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120181 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120181 | Media
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120181 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120181 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000120181 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000120181 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000120181 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120181 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120181 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120181 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000120181 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120181 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120181 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000120180 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120180 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120180 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120180 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000120180 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120180 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120180 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120180 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120180 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120180 | Media
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120180 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120180 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000120180 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000120180 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000120180 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120180 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120180 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120180 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000120180 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120180 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120180 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000013636 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013636 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000013636 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013636 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000013636 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000013636 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000013636 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000013636 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000013636 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000013636 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013636 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013636 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000013636 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000013636 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000013636 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000013639 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013639 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000013639 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013639 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000013639 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000013639 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000013639 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000013639 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000013639 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000013639 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013639 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013639 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000013639 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000013639 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000013639 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000025368 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025368 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025368 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025368 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000025368 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025368 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000025368 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025368 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025368 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025368 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025368 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025368 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025368 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000025368 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025368 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000204949 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000204949 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000204949 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000204949 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000204949 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000204949 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000204949 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000204949 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000204949 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000204949 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000204949 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000204949 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000204949 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000204949 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000204949 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000107253 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107253 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107253 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107253 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000107253 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107253 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000107253 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000107253 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000107253 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000107253 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107253 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107253 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000107253 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000107253 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107253 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000214212 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214212 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214212 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214212 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000214212 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214212 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214212 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000214212 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214212 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214212 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214212 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214212 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214212 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000214212 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214212 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000214213 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214213 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214213 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214213 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000214213 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214213 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214213 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000214213 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214213 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214213 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214213 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214213 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214213 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000214213 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214213 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000214214 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214214 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214214 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214214 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000214214 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214214 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214214 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000214214 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214214 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214214 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214214 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214214 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214214 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000214214 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214214 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000214210 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214210 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214210 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214210 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000214210 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214210 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214210 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000214210 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214210 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214210 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214210 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214210 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214210 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000214210 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214210 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000214211 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214211 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214211 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214211 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000214211 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214211 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214211 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000214211 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214211 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214211 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214211 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214211 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214211 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000214211 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214211 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000013445 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000013445 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000013445 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000013445 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013445 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000013445 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013445 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013445 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000013445 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013445 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013445 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013445 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000013445 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013445 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000013445 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000013445 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013445 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013445 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000013445 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120823 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000120823 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120823 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000120823 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120823 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000120823 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120823 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120823 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120823 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120823 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120823 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120823 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000120823 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000120823 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000120823 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120823 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120823 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120823 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000120823 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013448 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000013448 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000013448 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000013448 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013448 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000013448 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013448 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013448 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000013448 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013448 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013448 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013448 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000013448 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013448 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000013448 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000013448 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013448 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013448 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000013448 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013548 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000013548 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013548 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000013548 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013548 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013548 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013548 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013548 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013548 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013548 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013548 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013548 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000013548 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000013548 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013548 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013548 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000013548 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000013548 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000013548 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013548 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013548 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013550 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000013550 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013550 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000013550 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013550 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013550 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013550 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013550 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013550 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013550 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013550 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013550 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000013550 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000013550 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013550 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013550 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000013550 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000013550 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000013550 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013550 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013550 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175977 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175977 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175977 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000175977 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175977 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175977 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175977 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175977 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175977 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175977 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175977 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175977 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000175977 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000175977 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175977 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175977 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175977 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000175977 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000175977 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175977 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175977 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227359 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227359 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227359 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000227359 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227359 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227359 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227359 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227359 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227359 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227359 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227359 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227359 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000227359 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000227359 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000227359 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227359 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000227359 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227359 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227359 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227359 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000051727 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000051727 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000051727 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000051727 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000051727 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051727 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051727 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051727 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051727 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051727 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051727 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051727 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051727 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000051727 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000051727 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000051727 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000051730 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000051730 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000051730 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000051730 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000051730 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051730 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051730 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051730 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051730 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051730 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051730 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051730 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051730 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000051730 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000051730 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000051730 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000051732 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000051732 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000051732 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000051732 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000051732 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051732 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051732 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051732 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051732 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051732 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051732 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051732 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051732 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000051732 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000051732 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000051732 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000051731 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000051731 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000051731 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000051731 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000051731 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051731 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051731 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051731 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051731 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051731 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051731 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051731 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051731 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000051731 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000051731 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000051731 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000051733 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000051733 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000051733 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000051733 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051733 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051733 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000051733 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051733 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051733 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051733 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000051733 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051733 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000051733 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000051733 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000051733 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051733 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051736 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000051736 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000051736 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000051736 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051736 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051736 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000051736 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051736 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051736 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051736 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000051736 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051736 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000051736 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000051736 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000051736 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051736 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051738 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000051738 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000051738 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000051738 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051738 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051738 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000051738 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051738 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051738 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051738 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000051738 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051738 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000051738 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000051738 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000051738 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051738 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051737 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000051737 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000051737 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000051737 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051737 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051737 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000051737 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051737 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051737 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051737 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000051737 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051737 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000051737 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000051737 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000051737 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051737 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051739 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000051739 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000051739 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000051739 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051739 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051739 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000051739 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051739 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051739 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051739 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051739 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000051739 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051739 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000051739 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000051739 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051739 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051742 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000051742 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000051742 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000051742 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051742 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051742 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000051742 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051742 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051742 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051742 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051742 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000051742 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051742 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000051742 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000051742 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051742 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051744 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000051744 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000051744 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000051744 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051744 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051744 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000051744 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051744 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051744 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051744 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051744 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000051744 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051744 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000051744 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000051744 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051744 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051743 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000051743 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000051743 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000051743 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051743 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051743 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000051743 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051743 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051743 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051743 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051743 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000051743 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051743 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000051743 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000051743 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051743 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051745 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000051745 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000051745 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000051745 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051745 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000051745 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051745 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000051745 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051745 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051745 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051745 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000051745 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051745 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000051745 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000051745 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051745 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051748 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000051748 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000051748 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000051748 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051748 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000051748 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051748 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000051748 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051748 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051748 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051748 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000051748 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051748 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000051748 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000051748 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051748 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051750 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000051750 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000051750 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000051750 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051750 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000051750 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051750 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000051750 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051750 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051750 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051750 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000051750 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051750 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000051750 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000051750 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051750 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051749 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000051749 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000051749 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000051749 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051749 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000051749 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051749 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000051749 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051749 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051749 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051749 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000051749 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051749 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000051749 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000051749 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051749 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051751 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000051751 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000051751 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000051751 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051751 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000051751 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051751 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051751 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051751 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051751 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051751 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051751 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000051751 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C000051751 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051754 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000051754 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000051754 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000051754 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051754 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000051754 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051754 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051754 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051754 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051754 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051754 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051754 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000051754 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C000051754 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051756 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000051756 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000051756 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000051756 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051756 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000051756 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051756 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051756 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051756 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051756 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051756 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051756 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000051756 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C000051756 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051755 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000051755 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000051755 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000051755 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051755 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000051755 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051755 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051755 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051755 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051755 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051755 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051755 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000051755 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C000051755 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051757 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000051757 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000051757 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000051757 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000051757 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051757 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051757 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051757 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051757 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051757 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051757 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000051757 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000051760 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000051760 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000051760 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000051760 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000051760 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051760 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051760 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051760 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051760 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051760 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051760 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000051760 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000051762 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000051762 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000051762 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000051762 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000051762 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051762 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051762 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051762 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051762 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051762 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051762 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000051762 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000051761 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000051761 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000051761 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000051761 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000051761 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051761 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051761 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051761 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000051761 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051761 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051761 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000051761 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000093595 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093595 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000093595 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000093595 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000093595 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000093595 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093595 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093595 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093595 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000093595 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000093595 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000093598 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093598 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000093598 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000093598 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000093598 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000093598 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093598 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093598 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093598 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000093598 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000093598 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000093599 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093599 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000093599 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000093599 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000093599 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000093599 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093599 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093599 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093599 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000093599 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000093599 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000093600 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093600 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000093600 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000093600 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000093600 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000093600 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093600 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093600 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093600 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000093600 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000093600 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000146061 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000146061 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000146061 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000146061 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000146061 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146061 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146061 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146061 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146061 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000146061 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000146061 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000146063 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000146063 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000146063 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000146063 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000146063 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146063 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146063 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146063 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146063 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000146063 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000146063 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000146064 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000146064 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000146064 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000146064 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000146064 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146064 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146064 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146064 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146064 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000146064 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000146064 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000146065 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000146065 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000146065 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000146065 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000146065 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146065 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146065 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146065 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146065 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000146065 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000146065 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000217024 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217024 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000217024 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000217024 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000217024 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217024 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217024 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217024 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217024 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217024 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000217024 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000217025 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217025 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000217025 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000217025 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000217025 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217025 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217025 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217025 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217025 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217025 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000217025 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000217026 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217026 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000217026 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000217026 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000217026 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217026 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217026 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217026 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217026 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217026 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000217026 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000217023 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217023 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000217023 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000217023 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000217023 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217023 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217023 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217023 | Nationwide Small Cap Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217023 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217023 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000217023 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000051718 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000051718 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000051718 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000051718 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051718 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000051718 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000051718 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051718 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051718 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051718 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051718 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051718 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000051718 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000051718 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051718 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051715 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000051715 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000051715 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000051715 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051715 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000051715 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000051715 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051715 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051715 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051715 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051715 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051715 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000051715 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000051715 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051715 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051717 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000051717 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000051717 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000051717 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051717 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000051717 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000051717 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051717 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051717 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051717 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051717 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051717 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000051717 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000051717 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051717 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051716 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000051716 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000051716 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000051716 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051716 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000051716 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000051716 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051716 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051716 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051716 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051716 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051716 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000051716 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000051716 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051716 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000013642 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013642 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013642 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000013642 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000013642 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000013642 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000013642 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000013642 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000013642 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013642 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013642 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013642 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013642 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000013642 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000013646 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013646 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013646 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000013646 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000013646 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000013646 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000013646 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000013646 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000013646 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013646 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013646 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013646 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013646 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000013646 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200004 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200004 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200004 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000200004 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200004 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200004 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200004 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000200004 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200004 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200004 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200004 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200004 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200004 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000200004 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000013645 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013645 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013645 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000013645 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000013645 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000013645 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000013645 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000013645 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000013645 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013645 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013645 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013645 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013645 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000013645 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245125 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245125 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245125 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245125 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245125 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000245125 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000245125 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000245125 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000245125 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245125 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245125 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245125 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245125 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000245125 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127620 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127620 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127620 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000127620 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000127620 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000127620 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127620 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000127620 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127620 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000127620 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127620 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127620 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127620 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000127620 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000127620 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127622 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127622 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127622 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000127622 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000127622 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000127622 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127622 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000127622 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127622 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000127622 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127622 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127622 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127622 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000127622 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000127622 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127623 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127623 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127623 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000127623 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000127623 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000127623 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127623 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000127623 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127623 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000127623 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127623 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127623 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127623 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000127623 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000127623 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127624 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000127624 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127624 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000127624 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000127624 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127624 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127624 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127624 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000127624 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127624 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127624 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127624 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127624 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127624 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000127624 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000127626 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000127626 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127626 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000127626 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000127626 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127626 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127626 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127626 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000127626 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127626 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127626 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127626 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127626 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127626 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000127626 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000127627 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000127627 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127627 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000127627 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000127627 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127627 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127627 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127627 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000127627 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127627 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127627 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127627 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127627 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127627 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000127627 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S000037455 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S000037455 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.10%
S000037455 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S000037455 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S000037455 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
S000037455 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S000037455 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
S000037455 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S000037455 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S000037455 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S000037455 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
S000037455 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S000037455 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
S000037455 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000115637 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115637 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000115637 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115637 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115637 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000115637 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115637 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115637 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115637 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000115637 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115637 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000115637 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000115637 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000115637 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000115636 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115636 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000115636 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115636 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115636 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000115636 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115636 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115636 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115636 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000115636 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115636 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000115636 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000115636 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000115636 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000013648 | Other
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000013648 | FHLB, , 11/29/2024, 4.7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000013648 | U.S. Treasury Bills, , 11/21/2024, 5.19
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013648 | U.S. Treasury Bills, , 12/03/2024, 1.92
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013648 | U.S. Treasury Notes, , 04/30/2026, 4.7120076
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000013648 | FHLB, , 12/10/2024, 4.8200004
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000013648 | U.S. Treasury Notes, , 07/31/2026, 4.744008
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013648 | FHLB, , 01/13/2025, 4.815
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013648 | U.S. Treasury Bills, , 11/05/2024, 5.2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013648 | U.S. Treasury Notes, , 10/31/2025, 4.7320092
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013648 | U.S. Treasury Bills, , 12/05/2024, 5.18
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013648 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000013648 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000013648 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000013648 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000013649 | Other
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000013649 | FHLB, , 11/29/2024, 4.7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000013649 | U.S. Treasury Bills, , 11/21/2024, 5.19
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013649 | U.S. Treasury Bills, , 12/03/2024, 1.92
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013649 | U.S. Treasury Notes, , 04/30/2026, 4.7120076
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000013649 | FHLB, , 12/10/2024, 4.8200004
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000013649 | U.S. Treasury Notes, , 07/31/2026, 4.744008
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013649 | FHLB, , 01/13/2025, 4.815
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013649 | U.S. Treasury Bills, , 11/05/2024, 5.2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013649 | U.S. Treasury Notes, , 10/31/2025, 4.7320092
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013649 | U.S. Treasury Bills, , 12/05/2024, 5.18
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013649 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000013649 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000013649 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000013649 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000013650 | Other
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000013650 | FHLB, , 11/29/2024, 4.7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000013650 | U.S. Treasury Bills, , 11/21/2024, 5.19
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013650 | U.S. Treasury Bills, , 12/03/2024, 1.92
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013650 | U.S. Treasury Notes, , 04/30/2026, 4.7120076
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000013650 | FHLB, , 12/10/2024, 4.8200004
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000013650 | U.S. Treasury Notes, , 07/31/2026, 4.744008
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013650 | FHLB, , 01/13/2025, 4.815
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013650 | U.S. Treasury Bills, , 11/05/2024, 5.2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013650 | U.S. Treasury Notes, , 10/31/2025, 4.7320092
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013650 | U.S. Treasury Bills, , 12/05/2024, 5.18
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013650 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000013650 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000013650 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000013650 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000224083 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000224083 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224083 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224083 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224083 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224083 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224083 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000224083 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000224083 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224083 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000224083 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224083 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224083 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000224084 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000224084 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224084 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224084 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224084 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224084 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224084 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000224084 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000224084 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224084 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000224084 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224084 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224084 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000224082 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000224082 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224082 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224082 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224082 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224082 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224082 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000224082 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000224082 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224082 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000224082 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224082 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224082 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000224085 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000224085 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224085 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224085 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224085 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224085 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224085 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000224085 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000224085 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224085 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000224085 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224085 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224085 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000118164 | Other
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000118164 | U.S. Treasury Inflation Linked Notes, , 01/15/2028, 0.5
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000118164 | U.S. Treasury Inflation Linked Notes, , 07/15/2027, 0.375
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000118164 | U.S. Treasury Inflation Linked Notes, , 10/15/2027, 1.625
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000118164 | U.S. Treasury Inflation Linked Bonds, , 04/15/2028, 3.625
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000118164 | U.S. Treasury Inflation Linked Notes, , 01/15/2030, 0.125
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000118164 | U.S. Treasury Inflation Linked Notes, , 07/15/2031, 0.125
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000118164 | U.S. Treasury Inflation Linked Bonds, , 02/15/2043, 0.625
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000118164 | U.S. Treasury Inflation Linked Bonds, , 01/15/2028, 1.75
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000118164 | U.S. Treasury Inflation Linked Bonds, , 02/15/2044, 1.375
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000118164 | U.S. Treasury Inflation Linked Bonds, , 04/15/2029, 3.875
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000118164 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000118164 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000118164 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000118164 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118164 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000118164 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000118165 | Other
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000118165 | U.S. Treasury Inflation Linked Notes, , 01/15/2028, 0.5
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000118165 | U.S. Treasury Inflation Linked Notes, , 07/15/2027, 0.375
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000118165 | U.S. Treasury Inflation Linked Notes, , 10/15/2027, 1.625
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000118165 | U.S. Treasury Inflation Linked Bonds, , 04/15/2028, 3.625
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000118165 | U.S. Treasury Inflation Linked Notes, , 01/15/2030, 0.125
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000118165 | U.S. Treasury Inflation Linked Notes, , 07/15/2031, 0.125
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000118165 | U.S. Treasury Inflation Linked Bonds, , 02/15/2043, 0.625
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000118165 | U.S. Treasury Inflation Linked Bonds, , 01/15/2028, 1.75
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000118165 | U.S. Treasury Inflation Linked Bonds, , 02/15/2044, 1.375
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000118165 | U.S. Treasury Inflation Linked Bonds, , 04/15/2029, 3.875
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000118165 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000118165 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000118165 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000118165 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118165 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000118165 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175981 | Other
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000175981 | U.S. Treasury Inflation Linked Notes, , 01/15/2028, 0.5
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000175981 | U.S. Treasury Inflation Linked Notes, , 07/15/2027, 0.375
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000175981 | U.S. Treasury Inflation Linked Notes, , 10/15/2027, 1.625
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000175981 | U.S. Treasury Inflation Linked Bonds, , 04/15/2028, 3.625
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175981 | U.S. Treasury Inflation Linked Notes, , 01/15/2030, 0.125
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175981 | U.S. Treasury Inflation Linked Notes, , 07/15/2031, 0.125
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175981 | U.S. Treasury Inflation Linked Bonds, , 02/15/2043, 0.625
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175981 | U.S. Treasury Inflation Linked Bonds, , 01/15/2028, 1.75
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175981 | U.S. Treasury Inflation Linked Bonds, , 02/15/2044, 1.375
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175981 | U.S. Treasury Inflation Linked Bonds, , 04/15/2029, 3.875
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175981 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000175981 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175981 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175981 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175981 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000175981 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000013557 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000013557 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000013557 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000013557 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013557 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000013557 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000013557 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000013557 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013557 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000013557 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000013557 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000013557 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000013557 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000013557 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000033116 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000033116 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033116 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000033116 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033116 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000033116 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000033116 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033116 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033116 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033116 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000033116 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033116 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033116 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000033116 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000013560 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000013560 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000013560 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000013560 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013560 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000013560 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000013560 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000013560 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013560 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000013560 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000013560 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000013560 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000013560 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000013560 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000175978 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000175978 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000175978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000175978 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175978 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000175978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000175978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175978 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175978 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000175978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175978 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175978 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175978 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000175978 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000175982 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000175982 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175982 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000175982 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175982 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000175982 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175982 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175982 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175982 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175982 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175982 | China
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175982 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000175982 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000175982 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000175982 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175984 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000175984 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175984 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000175984 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175984 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000175984 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175984 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175984 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175984 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175984 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175984 | China
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175984 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000175984 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000175984 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000175984 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175985 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000175985 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175985 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000175985 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175985 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000175985 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175985 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175985 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175985 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175985 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175985 | China
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175985 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000175985 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000175985 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000175985 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000013576 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013576 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000013576 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000013576 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000013576 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000013576 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013576 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000013576 | Nationwide GQG US Quality Equity Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013576 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013576 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013576 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013576 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013576 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000013576 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000013579 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013579 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000013579 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000013579 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000013579 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000013579 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013579 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000013579 | Nationwide GQG US Quality Equity Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013579 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013579 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013579 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013579 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013579 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000013579 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000013580 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013580 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000013580 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000013580 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000013580 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000013580 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013580 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000013580 | Nationwide GQG US Quality Equity Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013580 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013580 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013580 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013580 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013580 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000013580 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000137830 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137830 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000137830 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137830 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000137830 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000137830 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000137830 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137830 | Nationwide GQG US Quality Equity Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137830 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137830 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000137830 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000137830 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137830 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000137830 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000013581 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013581 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000013581 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000013581 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000013581 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000013581 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013581 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000013581 | Nationwide GQG US Quality Equity Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013581 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013581 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013581 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013581 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013581 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000013581 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000013600 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000013600 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000013600 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013600 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013600 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000013600 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000013600 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000013600 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000013600 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013600 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000013600 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013600 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013600 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000013600 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000013600 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000013600 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013600 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013603 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000013603 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000013603 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013603 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013603 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000013603 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000013603 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000013603 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000013603 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013603 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000013603 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013603 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013603 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000013603 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000013603 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000013603 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013603 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013604 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000013604 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000013604 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013604 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013604 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000013604 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000013604 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000013604 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000013604 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013604 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000013604 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013604 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013604 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000013604 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000013604 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000013604 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013604 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137834 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000137834 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000137834 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137834 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137834 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137834 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000137834 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000137834 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137834 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137834 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000137834 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137834 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000137834 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000137834 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000137834 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000137834 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137834 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013605 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000013605 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000013605 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013605 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013605 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000013605 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000013605 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000013605 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000013605 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013605 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000013605 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013605 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013605 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000013605 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000013605 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000013605 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013605 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013588 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000013588 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000013588 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000013588 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000013588 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013588 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000013588 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000013588 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013588 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000013588 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013588 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013588 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000013588 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000013588 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000013588 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000013588 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000013588 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013591 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000013591 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000013591 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000013591 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000013591 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013591 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000013591 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000013591 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013591 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000013591 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013591 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013591 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000013591 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000013591 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000013591 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000013591 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000013591 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013592 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000013592 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000013592 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000013592 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000013592 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013592 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000013592 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000013592 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013592 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000013592 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013592 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013592 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000013592 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000013592 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000013592 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000013592 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000013592 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000137832 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000137832 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000137832 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000137832 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000137832 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000137832 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000137832 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000137832 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137832 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137832 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137832 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137832 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137832 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000137832 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000137832 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000137832 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137832 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013593 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000013593 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000013593 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000013593 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000013593 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013593 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000013593 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000013593 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013593 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000013593 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013593 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013593 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000013593 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000013593 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000013593 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000013593 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000013593 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013582 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000013582 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000013582 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000013582 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000013582 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013582 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000013582 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013582 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013582 | Nationwide GQG US Quality Equity Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013582 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013582 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013582 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013582 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000013582 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000013582 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013585 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000013585 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000013585 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000013585 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000013585 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013585 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000013585 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013585 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013585 | Nationwide GQG US Quality Equity Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013585 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013585 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013585 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013585 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000013585 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000013585 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013586 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000013586 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000013586 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000013586 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000013586 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013586 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000013586 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013586 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013586 | Nationwide GQG US Quality Equity Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013586 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013586 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013586 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013586 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000013586 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000013586 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000137831 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000137831 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000137831 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000137831 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000137831 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000137831 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000137831 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000137831 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137831 | Nationwide GQG US Quality Equity Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137831 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137831 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137831 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137831 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000137831 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000137831 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013587 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000013587 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000013587 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000013587 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000013587 | Nationwide Amundi Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013587 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000013587 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013587 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013587 | Nationwide GQG US Quality Equity Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013587 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013587 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013587 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013587 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000013587 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000013587 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013594 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000013594 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000013594 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000013594 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013594 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000013594 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013594 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000013594 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000013594 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000013594 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013594 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013594 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013594 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000013594 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000013594 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000013594 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013594 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013597 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000013597 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000013597 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000013597 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013597 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000013597 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013597 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000013597 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000013597 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000013597 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013597 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013597 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013597 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000013597 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000013597 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000013597 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013597 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013598 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000013598 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000013598 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000013598 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013598 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000013598 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013598 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000013598 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000013598 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000013598 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013598 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013598 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013598 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000013598 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000013598 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000013598 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013598 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000137833 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000137833 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000137833 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137833 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000137833 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000137833 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000137833 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000137833 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000137833 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137833 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137833 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000137833 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000137833 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000137833 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137833 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000137833 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000137833 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013599 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000013599 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000013599 | Nationwide International Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000013599 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 4.74
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013599 | Nationwide U.S. 130/30 Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000013599 | Nationwide Mid Cap Market Index Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013599 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000013599 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000013599 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000013599 | Nationwide Loomis Short Term Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000013599 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013599 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013599 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000013599 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000013599 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000013599 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013599 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210163 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000210163 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000210163 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210163 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000210163 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210163 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210163 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000210163 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210163 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210163 | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210163 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210163 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210163 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000210163 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000210164 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000210164 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000210164 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210164 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000210164 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210164 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210164 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000210164 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210164 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210164 | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210164 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210164 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210164 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000210164 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000210165 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000210165 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000210165 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210165 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000210165 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210165 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210165 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000210165 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210165 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210165 | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210165 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210165 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210165 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000210165 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000210162 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000210162 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000210162 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210162 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000210162 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210162 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210162 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000210162 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210162 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210162 | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210162 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210162 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210162 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000210162 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000184012 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000184012 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000184012 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000184012 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000184012 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000184012 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000184012 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000184012 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000184012 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184012 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000184012 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184012 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184012 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000184012 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000184013 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000184013 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000184013 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000184013 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000184013 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000184013 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000184013 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000184013 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000184013 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184013 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000184013 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184013 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184013 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000184013 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000201554 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000201554 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000201554 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000201554 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000201554 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000201554 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000201554 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000201554 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201554 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201554 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000201554 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201554 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201554 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000201554 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000184014 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000184014 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000184014 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000184014 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000184014 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000184014 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000184014 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000184014 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000184014 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184014 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000184014 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184014 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184014 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000184014 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000127632 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000127632 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127632 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127632 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127632 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000127632 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000127632 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000127632 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127632 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127632 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127632 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127632 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000127632 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000127632 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127632 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127632 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127632 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127632 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000127632 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000127634 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000127634 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127634 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127634 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127634 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000127634 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000127634 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000127634 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127634 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127634 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127634 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127634 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000127634 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000127634 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127634 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127634 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127634 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127634 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000127634 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000127635 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000127635 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127635 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127635 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127635 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000127635 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000127635 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000127635 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127635 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127635 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127635 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127635 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000127635 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000127635 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127635 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127635 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127635 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127635 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000127635 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000127585 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127585 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127585 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127585 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000127585 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127585 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127585 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127585 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127585 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127585 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127585 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127585 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000127585 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000127585 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127585 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127585 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000127585 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000127587 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127587 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127587 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127587 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000127587 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127587 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127587 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127587 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127587 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127587 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127587 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127587 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000127587 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000127587 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127587 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127587 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000127587 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000127588 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127588 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127588 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127588 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000127588 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127588 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127588 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127588 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127588 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127588 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127588 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127588 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000127588 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000127588 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127588 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127588 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000127588 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000013561 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000013561 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013561 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013561 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000013561 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000013561 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013561 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000013561 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013561 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000013561 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000013561 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013561 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013561 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000013561 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000033117 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033117 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033117 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033117 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033117 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000033117 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033117 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033117 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033117 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033117 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033117 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033117 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033117 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000033117 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000013564 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000013564 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013564 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013564 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000013564 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000013564 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013564 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000013564 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013564 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000013564 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000013564 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013564 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013564 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000013564 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000175979 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175979 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175979 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175979 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175979 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000175979 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175979 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175979 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175979 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175979 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175979 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175979 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175979 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000175979 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000127602 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127602 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127602 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000127602 | Software
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000127602 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000127602 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127602 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127602 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127602 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127602 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000127602 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127602 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127602 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000127602 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000127604 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127604 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127604 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000127604 | Software
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000127604 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000127604 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127604 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127604 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127604 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127604 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000127604 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127604 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127604 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000127604 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000127605 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127605 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127605 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000127605 | Software
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000127605 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000127605 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127605 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127605 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127605 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127605 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000127605 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127605 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127605 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000127605 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000013565 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000013565 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013565 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013565 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000013565 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000013565 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000013565 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000013565 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000013565 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000013565 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013565 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000013565 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013565 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000033118 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033118 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033118 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033118 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000033118 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000033118 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000033118 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033118 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033118 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033118 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033118 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033118 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033118 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000013568 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000013568 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013568 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013568 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000013568 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000013568 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000013568 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000013568 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000013568 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000013568 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013568 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000013568 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013568 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000013570 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000013570 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013570 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013570 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000013570 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000013570 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000013570 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000013570 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000013570 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000013570 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013570 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000013570 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013570 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000013569 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000013569 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013569 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013569 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000013569 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000013569 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000013569 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000013569 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000013569 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000013569 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013569 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000013569 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013569 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000013572 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000013572 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000013572 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013572 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000013572 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000013572 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000013572 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000013572 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000013572 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013572 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013572 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013572 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000013572 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000013572 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000033119 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033119 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033119 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033119 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033119 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033119 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033119 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000033119 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033119 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033119 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033119 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033119 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000033119 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000033119 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000013575 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000013575 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000013575 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013575 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000013575 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000013575 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000013575 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000013575 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000013575 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013575 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013575 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013575 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000013575 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000013575 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000175980 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000175980 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175980 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175980 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175980 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175980 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000175980 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000175980 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175980 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175980 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175980 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175980 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000175980 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000175980 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000104465 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104465 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104465 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104465 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104465 | Software
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000104465 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000104465 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000104465 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104465 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104465 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104465 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000104465 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104465 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104465 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000104466 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104466 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104466 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104466 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104466 | Software
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000104466 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000104466 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000104466 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104466 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104466 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104466 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000104466 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104466 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104466 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000238472 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238472 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000238472 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000238472 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238472 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000238472 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238472 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238472 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238472 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238472 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238472 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238472 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238472 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000127589 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127589 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127589 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000127589 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127589 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127589 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127589 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000127589 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127589 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000127589 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127589 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127589 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127589 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127589 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000127591 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127591 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127591 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000127591 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127591 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127591 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127591 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000127591 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127591 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000127591 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127591 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127591 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127591 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127591 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000127592 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127592 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127592 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000127592 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127592 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127592 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127592 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000127592 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127592 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000127592 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127592 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127592 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127592 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127592 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.90%